DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
LETTER TO THE SHAREHOLDERS August 31, 1997

                               Two World Trade Center, New York, New York 10048


DEAR SHAREHOLDER:

The last six months proved to be another strong period for equities, with several favorable economic factors in place that lured investors into the market. Interest rates declined, inflation remained in check and the dollar strengthened, all of which pushed the market to record levels.

PERFORMANCE AND PORTFOLIO

The strength exhibited in the market over the six months ended August 31, 1997, was evident in the performance of Dean Witter Dividend Growth Securities' performance. The Fund's Class B shares posted a total return of
12.14 percent for the period versus 13.51 percent for the Lipper Growth and Income Funds Index and 14.78 percent for the Standard & Poor's 500 Composite Stock Index (S&P 500).

In our opinion, the Fund's slight underperformance of the S&P 500 index over this period was largely due to the fact that the index includes many high-technology stocks and selected smaller and mid-cap stocks, both of which were strong performers during the period. These stocks generally pay little, if any, dividends and therefore are not included in the Fund. One of the Fund's primary investment objectives is to provide reasonable current yield, an objective of which we remain mindful.

Several portfolio shifts occurred during the period that helped the Fund perform well. Such changes included selling holdings in NorAm Energy Corp. and PanEnergy Corp., and purchasing positions in AMP, Inc., Providian Corp., Jefferson-Pilot Corp., Consolidated Natural Gas Co., Sonat, Inc. and Crown Cork & Seal Co., Inc. As a result of a spin-off involving Providian Corp., shares of Providian Financial Co. and Aegon N.V.-American Registered Shares were received into the portfolio.

In August, Forbes Magazine named Dean Witter Dividend Growth Securities to its Honor Roll for the third consecutive year. The Fund was one of only 16 funds to be recognized by the publication. In order to be included in the Forbes Honor Roll, funds have to be open ended and meet certain stringent criteria, which include superior performance during bull

DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
LETTER TO THE SHAREHOLDERS August 31, 1997, continued


markets after deducting taxes and sales commissions, preserving capital in bear markets by performing in the top 45 percent of their peer group and maintaining the same portfolio manager for over five years.

On July 28, 1997, the Fund began offering four classes of shares: A, B, C and D, each with its own sales charge and distribution fee structure. A revised prospectus, which includes complete details regarding the Fund's conversion to multiple classes of shares, was mailed to shareholders in mid-summer.

LOOKING AHEAD

We are convinced that the continued use of our stringent screening process that seeks out high-quality, overlooked stocks as well as monitoring the progress of current investments will be key to the Fund's strong long-term performance. Also, we believe that the outlook for the economy continues to be favorable.

We appreciate your support of Dean Witter Dividend Growth Securities and look forward to continuing to serve your investment needs in the future.


Very truly yours,

/s/ Charles A. Fiumefreddo

CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
RESULTS OF SPECIAL MEETING (unaudited)


On May 21, 1997, a special meeting of the Fund's shareholders was held for the purpose of voting on five separate matters, the results of which were as follows:

(1) APPROVAL OF A NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE CORPORATION AND DEAN WITTER INTERCAPITAL INC, IN CONNECTION WITH THE MERGER OF MORGAN STANLEY GROUP INC. WITH DEAN WITTER, DISCOVER & CO.:

       VOTE                                                   NO. OF SHARES
       ----                                                   -------------
      For...................................................   148,509,712
      Against ..............................................     4,254,993
      Abstain ..............................................    14,713,811

(2) ELECTION OF DIRECTORS:

Michael Bozic                       John R. Haire                       Michael E. Nugent
For...............  157,254,323     For...............  156,504,203     For...............  157,195,537
Withheld..........   10,224,193     Withheld..........   10,974,313     Withheld..........   10,282,979

Charles A. Fiumefreddo              Wayne E. Hedien                     Philip J. Purcell
For...............  156,752,000     For...............  156,903,181     For...............  157,787,190
Withheld..........   10,726,516     Withheld..........   10,575,335     Withheld..........    9,691,326

Edwin J. Garn                       Dr. Manuel H. Johnson               John L. Schroeder
For...............  156,653,598     For...............  156,602,897     For...............  157,054,151
Withheld..........   10,824,918     Withheld..........   10,875,619     Withheld..........   10,424,365

(3) APPROVAL OF AN AMENDMENT TO THE CORPORATION'S ARTICLES OF INCORPORATION TO PERMIT MULTIPLE CLASSES OR SERIES OF SHARES:

      For ..................................................   141,638,492
      Against  .............................................     8,377,846
      Abstain  .............................................    17,462,178


(4) APPROVAL OF A NEW INVESTMENT POLICY WITH RESPECT TO INVESTMENTS IN CERTAIN OTHER INVESTMENT COMPANIES:

      For ..................................................   136,510,349
      Against  .............................................    13,244,642
      Abstain...............................................    17,723,525

(5) RATIFICATION OF THE SELECTION OF PRICE WATERHOUSE LLP AS THE
    CORPORATION'S INDEPENDENT ACCOUNTANTS:

      For ..................................................   152,632,645
      Against  .............................................     2,404,811
      Abstain  .............................................    12,441,060

DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
PORTFOLIO OF INVESTMENTS August 31, 1997 (unaudited)

 NUMBER OF
   SHARES                                                                          VALUE
---------------------------------------------------------------------------------------------
             COMMON STOCKS (88.2%)
             Aerospace (4.0%)
 1,800,000   Lockheed Martin Corp.  .......................................... $  186,637,500
 3,050,000   Raytheon Co. ....................................................    167,750,000
 3,100,000   United Technologies Corp. .......................................    241,993,750
                                                                               --------------
                                                                                  596,381,250
                                                                               --------------
             Aluminum (2.0%)
 2,250,000   Alcan Aluminium Ltd. (Canada) ...................................     78,609,375
 2,670,000   Aluminum Co. of America .........................................    219,607,500
                                                                               --------------
                                                                                  298,216,875
                                                                               --------------
             Apparel (0.7%)
 1,100,000   VF Corp.  .......................................................     97,212,500
                                                                               --------------
             Auto Parts (1.4%)
 2,000,000   Dana Corp. ......................................................     92,125,000
 2,300,000   TRW, Inc. .......................................................    119,887,500
                                                                               --------------
                                                                                  212,012,500
                                                                               --------------
             Automotive (3.0%)
 3,600,000   Chrysler Corp. ..................................................    126,450,000
 3,850,000   Ford Motor Co.  .................................................    165,550,000
 2,400,000   General Motors Corp.  ...........................................    150,600,000
                                                                               --------------
                                                                                  442,600,000
                                                                               --------------
             Banks (5.5%)
 4,000,000   BankAmerica Corp.  ..............................................    263,250,000
 2,600,000   KeyCorp .........................................................    157,625,000
 1,500,000   Morgan (J.P.) & Co., Inc. .......................................    160,875,000
 3,850,000   NationsBank Corp. ...............................................    228,593,750
                                                                               --------------
                                                                                  810,343,750
                                                                               --------------
             Beverages-Soft Drinks (2.7%)
 3,900,000   Coca Cola Co.  ..................................................    223,518,750
 5,000,000   PepsiCo Inc.  ...................................................    180,000,000
                                                                               --------------
                                                                                  403,518,750
                                                                               --------------
             Chemicals (5.0%)
 1,575,000   Dow Chemical Co.  ...............................................    139,387,500
             Du Pont (E.I.) de Nemours &
 3,900,000    Co., Inc. ......................................................    243,018,750
 5,300,000   Monsanto Co.  ...................................................    232,868,750
 2,100,000   PPG Industries, Inc.  ...........................................    132,300,000
                                                                               --------------
                                                                                  747,575,000
                                                                               --------------
             Coal (0.2%)
 1,000,000   MAPCO Inc. ...................................................... $   30,000,000
                                                                               --------------
             Computers (1.9%)
 2,800,000   International Business Machines  Corp. ..........................    282,450,000
                                                                               --------------
             Conglomerates (2.1%)
 1,950,000   Minnesota Mining &  Manufacturing Co.  ..........................    175,256,250
   365,000   Newport News Shipbuilding  Inc. .................................      7,071,875
 2,650,000   Tenneco, Inc. ...................................................    128,690,625
                                                                               --------------
                                                                                  311,018,750
                                                                               --------------
             Containers-Metal & Glass (0.7%)
 2,025,000   Crown Cork & Seal Co., Inc. .....................................    103,021,875
                                                                               --------------
             Cosmetics (3.5%)
 3,000,000   Avon Products, Inc.  ............................................    192,187,500
 2,900,000   Gillette Co.  ...................................................    240,156,250
 1,700,000   International Flavors &  Fragrances Inc.  .......................     86,912,500
                                                                               --------------
                                                                                  519,256,250
                                                                               --------------
             Drugs (8.0%)
 3,300,000   Abbott Laboratories .............................................    197,793,750
 3,200,000   American Home Products Corp. ....................................    230,400,000
 3,350,000   Bristol-Myers Squibb Co. ........................................    254,600,000
 5,550,000   Schering-Plough Corp. ...........................................    266,400,000
 5,600,000   Smithkline Beecham PLC (ADR)  (United Kingdom) ..................    242,550,000
                                                                               --------------
                                                                                1,191,743,750
                                                                               --------------
             Electric-Major (2.5%)
 3,800,000   General Electric Co.  ...........................................    237,500,000
 5,400,000   Westinghouse Electric Corp. .....................................    139,050,000
                                                                               --------------
                                                                                  376,550,000
                                                                               --------------
             Electrical Equipment (0.9%)
 2,800,000   AMP, Inc. .......................................................    140,000,000
                                                                               --------------
             Energy (0.5%)
 1,300,000   Kerr-McGee Corp. ................................................     80,762,500
                                                                               --------------

                       SEE NOTES TO FINANCIAL STATEMENTS


DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
PORTFOLIO OF INVESTMENTS August 31, 1997 (unaudited) continued


 NUMBER OF
   SHARES                                                                          VALUE
--------------------------------------------------------------------------------------------
             Finance (1.9%)
 1,000,000   Beneficial Corp. ................................................ $  71,562,500
 1,360,000   Household International, Inc.  ..................................   150,875,000
 1,825,000   Providian Financial Corp. .......................................    67,981,250
                                                                               -------------
                                                                                 290,418,750
                                                                               -------------
             Financial-Miscellaneous (1.1%)
 3,800,400   Fannie Mae ......................................................   167,217,600
                                                                               -------------
             Foods (0.9%)
 3,000,000   Quaker Oats Company (The) .......................................   141,000,000
                                                                               -------------
             Household Appliances (0.6%)
 1,600,000   Whirlpool Corp. .................................................    91,600,000
                                                                               -------------
             Insurance (3.0%)
 1,725,000   Aetna Inc. ......................................................   164,629,687
 1,659,600   Jefferson-Pilot Corp.  ..........................................   115,445,925
 2,350,000   Lincoln National Corp.  .........................................   157,303,125
                                                                               -------------
                                                                                 437,378,737
                                                                               -------------
             Life Insurance (0.4%)
   781,950   Aegon N.V. (ADR)(Netherlands) ...................................    58,059,787
                                                                               -------------
             Machinery-Agricultural (1.6%)
 4,150,000   Deere & Co.  ....................................................   232,400,000
                                                                               -------------
             Machinery-Diversified (0.6%)
 1,800,000   Johnson Controls, Inc. ..........................................    85,837,500
                                                                               -------------
             Manufacturing-Diversified (1.0%)
 2,250,000   Honeywell, Inc.  ................................................   155,531,250
                                                                               -------------
             Metals & Mining (0.9%)
 1,700,000   Phelps Dodge Corp.  .............................................   136,743,750
                                                                               -------------
             Natural Gas (2.0%)
 2,400,000   Burlington Resources, Inc.  .....................................   121,500,000
 1,000,000   El Paso Natural Gas Co.  ........................................    56,250,000
 3,100,000   Enron Corp.  ....................................................   119,543,750
                                                                               -------------
                                                                                 297,293,750
                                                                               -------------
             Office Equipment (2.8%)
 2,400,000   Pitney Bowes, Inc.  .............................................   183,300,000
 3,100,000   Xerox Corp.  ....................................................   234,050,000
                                                                               -------------
                                                                                 417,350,000
                                                                               -------------
             Oil-Domestic (3.2%)
 1,750,000   Amoco Corp. ..................................................... $ 165,484,375
 2,000,000   Atlantic Richfield Co.  .........................................   150,000,000
 5,100,000   USX-Marathon Group ..............................................   166,068,750
                                                                               -------------
                                                                                 481,553,125
                                                                               -------------
             Oil Integrated-International (4.0%)
 3,350,000   Exxon Corp.  ....................................................   204,978,125
 2,600,000   Mobil Corp. .....................................................   189,150,000
 3,900,000   Royal Dutch Petroleum Co.  (ADR)(Netherlands)  ..................   197,925,000
                                                                               -------------
                                                                                 592,053,125
                                                                               -------------
             Paper & Forest Products (2.0%)
 2,750,000   International Paper Co.  ........................................   145,062,500
 2,500,000   Weyerhaeuser Co. ................................................   144,375,000
                                                                               -------------
                                                                                 289,437,500
                                                                               -------------
             Photography (1.0%)
 2,225,000   Eastman Kodak Co.  ..............................................   145,459,375
                                                                               -------------
             Railroads (2.0%)
 1,600,000   Burlington Northern Santa Fe  Corp. .............................   146,700,000
 2,500,000   CSX Corp. .......................................................   142,968,750
                                                                               -------------
                                                                                 289,668,750
                                                                               -------------
             Retail (1.7%)
 4,350,000   Dayton-Hudson Corp.  ............................................   247,950,000
                                                                               -------------
             Retail-Department Stores (0.9%)
 2,550,000   May Department Stores Co.  ......................................   137,221,875
                                                                               -------------
             Soap & Household Products (1.7%)
 1,850,000   Procter & Gamble Co. ............................................   246,165,625
                                                                               -------------
             Telecommunications (0.9%)
 3,550,000   U.S. West, Inc. .................................................   127,134,375
                                                                               -------------
             Telephones (3.0%)
 1,800,000   Bell Atlantic Corp.  ............................................   130,275,000
 3,100,000   GTE Corp.  ......................................................   138,143,750
 3,700,000   Sprint Corp.  ...................................................   173,900,000
                                                                               -------------
                                                                                 442,318,750
                                                                               -------------
             Tire & Rubber Goods (1.0%)
 2,300,000   Goodyear Tire & Rubber Co.  .....................................   141,737,500
                                                                               -------------

                       SEE NOTES TO FINANCIAL STATEMENTS


DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
PORTFOLIO OF INVESTMENTS August 31, 1997 (unaudited) continued


 NUMBER OF
   SHARES                                                                            VALUE
-----------------------------------------------------------------------------------------------
             Tobacco (0.8%)
 3,950,000   UST, Inc.  ......................................................  $   114,056,250
                                                                                ---------------
             Utilities-Electric (3.4%)
 2,425,000   FPL Group, Inc. .................................................      112,762,500
 3,200,000   GPU, Inc.  ......................................................      107,600,000
 4,700,000   Houston Industries, Inc.  .......................................       95,175,000
 3,600,000   PG & E Corp. ....................................................       83,475,000
 4,450,000   Unicom Corp.  ...................................................      105,131,250
                                                                                ---------------
                                                                                    504,143,750
                                                                                ---------------
             Utilities-Natural Gas (1.2%)
 1,255,000   Consolidated Natural Gas Co. ....................................       74,123,438
 2,125,000   Sonat, Inc.  ....................................................      105,851,563
                                                                                ---------------
                                                                                    179,975,001
                                                                                ---------------
             TOTAL COMMON STOCKS
             (Identified Cost $6,213,514,287) ................................   13,092,369,875
                                                                                ---------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
             U.S. GOVERNMENT OBLIGATIONS (9.0%)

 $ 50,000    U.S. Treasury Bond
              8.125% due 08/15/19 ............................................    58,110,000
   90,000    U.S. Treasury Bond
              8.00% due 11/15/21 .............................................   103,796,100
   50,000    U.S. Treasury Bond
              7.125% due 02/15/23 ............................................    52,542,500
  725,000    U.S. Treasury Bond
              6.25% due 08/15/23 .............................................   685,676,000
  450,000    U.S. Treasury Bond
              6.00% due 02/15/26 .............................................   411,615,000
   25,000    U.S. Treasury Note
              8.00% due 05/15/01 .............................................    26,485,250
                                                                               -------------
             TOTAL U.S. GOVERNMENT OBLIGATIONS
             (Identified Cost $1,356,560,375) ................................ 1,338,224,850
                                                                               -------------
             SHORT-TERM INVESTMENTS (2.5%)

             COMMERCIAL PAPER (a) (1.0%)
             Banks-Commercial (0.3%)
    40,000   Societe Generale N.A. Inc.
              5.50% due 09/08/97 .............................................    39,957,222
                                                                               -------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                         VALUE
---------------------------------------------------------------------------------------------
             Finance-Diversified (0.7%)
  $100,000   Associates Corp. of North America 5.49% due 09/18/97 ............  $  99,740,750
                                                                                -------------
             TOTAL COMMERCIAL PAPER
             (Amortized Cost $139,697,972) ...................................    139,697,972
                                                                                -------------
             U.S. GOVERNMENT AGENCIES (a) (1.6%)
   100,000   Federal Home Loan Banks
              5.37% due 09/04/97 .............................................     99,955,250
   135,000   Federal Home Loan Mortgage  Corp. 5.50% due 09/02/97 ............    134,979,375
                                                                                -------------
             TOTAL U.S. GOVERNMENT AGENCIES
             (Amortized Cost $234,934,625) ...................................    234,934,625
                                                                                -------------
             REPURCHASE AGREEMENT (0.0%)
       625   The Bank of New York
              5.25% due 09/02/97 (dated
              08/29/97; proceeds
              $625,059)(b)
              (Identified Cost $624,695)  ....................................        624,695
                                                                                -------------
             TOTAL SHORT-TERM INVESTMENTS
             (Identified Cost $375,257,292) ..................................    375,257,292
                                                                                -------------

TOTAL INVESTMENTS
(Identified Cost
$7,945,331,954)(C) ...............................................     99.7%  14,805,852,017

OTHER ASSETS IN EXCESS OF
LIABILITIES.......................................................      0.3       38,330,657
                                                                      -----  ---------------
NET ASSETS .......................................................    100.0% $14,844,182,674
                                                                      =====  ===============

--------------
ADR   American Depository Receipt.

(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(b) Collateralized by $657,657 Federal Home Loan Mortgage Corp. 6.03% due 02/01/37 valued at $637,188.

(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $6,958,914,385 and the aggregate gross unrealized depreciation is $98,394,322, resulting in net unrealized appreciation of $6,860,520,063.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
August 31, 1997 (unaudited)

ASSETS:
Investments in securities, at value (identified cost $7,945,331,954).  $14,805,852,017
Receivable for:
  Dividends..........................................................       40,776,262
  Capital stock sold ................................................       38,792,899
  Interest...........................................................        6,418,038
Prepaid expenses and other assets ...................................          307,917
                                                                       ---------------
  TOTAL ASSETS ......................................................   14,892,147,133
                                                                       ---------------
LIABILITIES:
Payable for:
  Capital stock repurchased..........................................       29,548,397
  Plan of distribution fee...........................................        8,650,726
  Investments purchased..............................................        4,684,800
  Investment management fee..........................................        4,723,673
Accrued expenses and other payables .................................          356,863
                                                                       ---------------
  TOTAL LIABILITIES .................................................       47,964,459
                                                                       ---------------
  NET ASSETS ........................................................  $14,844,182,674
                                                                       ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital .....................................................  $ 7,840,341,089
Net unrealized appreciation .........................................    6,860,520,063
Accumulated undistributed net investment income .....................       92,902,847
Accumulated undistributed net realized gain .........................       50,418,675
                                                                       ---------------
  NET ASSETS ........................................................  $14,844,182,674
                                                                       ===============
CLASS A SHARES:
Net Assets ..........................................................      $28,194,245
Shares Outstanding (500,000,000 shares authorized of $.01 par value)           547,677
  NET ASSET VALUE PER SHARE .........................................           $51.48
                                                                                ======
  MAXIMUM OFFERING PRICE PER SHARE
   (net asset value plus 5.54% of net asset value)...................           $54.33
                                                                                ======
CLASS B SHARES:
Net Assets...........................................................  $14,508,804,316
Shares Outstanding (500,000,000 shares authorized of $.01 par value)       281,938,221
  NET ASSET VALUE PER SHARE .........................................           $51.46
                                                                                ======
CLASS C SHARES:
Net Assets ..........................................................       $9,912,427
Shares Outstanding (500,000,000 shares authorized of $.01 par value)           192,662
  NET ASSET VALUE PER SHARE .........................................           $51.45
                                                                                ======
CLASS D SHARES:
Net Assets ..........................................................     $297,271,686
Shares Outstanding (500,000,000 shares authorized of $.01 par value)         5,773,157
  NET ASSET VALUE PER SHARE .........................................           $51.49
                                                                                ======

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
FINANCIAL STATEMENTS, continued


STATEMENT OF OPERATIONS
For the six months ended August 31, 1997* (unaudited)

NET INVESTMENT INCOME:

INCOME
Dividends (net of $882,604 foreign withholding
 tax)...............................................   $  146,766,573
Interest ...........................................       56,923,652
                                                       --------------
  TOTAL INCOME .....................................      203,690,225
                                                       --------------
EXPENSES
Plan of distribution fee (Class B shares)  .........       49,087,830
Investment management fee...........................       26,289,645
Transfer agent fees and expenses....................        4,849,610
Registration fees ..................................          366,970
Custodian fees .....................................          245,689
Shareholder reports and notices ....................          239,731
Professional fees ..................................           39,474
Directors' fees and expenses .......................            8,148
Other...............................................           55,287
                                                       --------------
  TOTAL EXPENSES ...................................       81,182,384
                                                       --------------
  NET INVESTMENT INCOME.............................      122,507,841
                                                       --------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain...................................       50,418,416
Net change in unrealized appreciation ..............    1,417,504,832
                                                       --------------
  NET GAIN..........................................    1,467,923,248
                                                       --------------
NET INCREASE........................................   $1,590,431,089
                                                       ==============

--------------
*  Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
FINANCIAL STATEMENTS, continued


STATEMENT OF CHANGES IN NET ASSETS

                                                       FOR THE SIX      FOR THE YEAR
                                                      MONTHS ENDED          ENDED
                                                    AUGUST 31, 1997*  FEBRUARY 28, 1997
---------------------------------------------------------------------------------------
                                                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:

Net investment income .............................  $   122,507,841   $   216,913,534
Net realized gain..................................       50,418,416       263,776,646
Net change in unrealized appreciation .............    1,417,504,832     1,713,084,128
                                                     ---------------   ---------------
  NET INCREASE ....................................    1,590,431,089     2,193,774,308
                                                     ---------------   ---------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income
 Class B shares ...................................      (78,586,783)     (229,873,261)
Net realized gain
 Class B shares ...................................     (140,295,517)     (140,667,573)
                                                     ---------------   ---------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS ...............     (218,882,300)     (370,540,834)
                                                     ---------------   ---------------
Net increase from capital stock transactions  .....      565,855,150     1,301,439,284
                                                     ---------------   ---------------
  NET INCREASE ....................................    1,937,403,939     3,124,672,758

NET ASSETS:
Beginning of period ...............................   12,906,778,735     9,782,105,977
                                                     ---------------   ---------------
  END OF PERIOD
  (Including undistributed net investment income of
  $92,902,847 and $48,981,789, respectively)  .....  $14,844,182,674   $12,906,778,735
                                                     ===============   ===============

--------------
*  Class A, Class C and Class D shares were issued July 28, 1997.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS August 31, 1997 (unaudited)


1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Dividend Growth Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund seeks to achieve its objective by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends. The Fund was incorporated in Maryland on December 22, 1980 and commenced operations on March 30, 1981. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares, other than shares which were purchased prior to July 2, 1984 (and with respect to such shares, certain shares acquired through reinvestment of dividends and capital gains distributions (collectively the "Old Shares")) and shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., designated as Class B shares. The Old Shares and shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York or American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price; (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations

DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS August 31, 1997 (unaudited) continued


are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net

DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS August 31, 1997 (unaudited) continued


assets of the Fund determined at the close of each business day: 0.625% to the portion of daily net assets not exceeding $250 million; 0.50% to the portion of daily net assets exceeding $250 million but not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; 0.45% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; 0.425% to the portion of daily net assets exceeding $3 billion but not exceeding $4 billion; 0.40% to the portion of daily net assets exceeding $4 billion but not exceeding $5 billion; 0.375% to the portion of daily net assets exceeding $5 billion but not exceeding $6 billion; 0.35% to the portion of daily net assets exceeding $6 billion but not exceeding $8 billion; 0.325% to the portion of daily net assets exceeding $8 billion but not exceeding $10 billion; and 0.30% to the portion of daily net assets exceeding $10 billion. Effective May 1, 1997, the Agreement was amended to reduce the annual fee to 0.275% of the portion of daily net assets in excess of $15 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan"), pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -0.25% of the average daily net assets of Class A; (ii) Class B -1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on July 2, 1984 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan's inception upon which a contingent deferred sales charge has been imposed or waived; or
(b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C -1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and

DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS August 31, 1997 (unaudited) continued


Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $240,432,577 at August 31, 1997.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that the expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended August 31, 1997, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended August 31, 1997, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $6,442,873 and $815, respectively and received $115,716 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 1997 aggregated $669,132,489 and $113,132,367, respectively.

For the six months ended August 31, 1997, the Fund incurred $24,340 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund.

DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS August 31, 1997 (unaudited) continued


For the period May 31, 1997 through August 31, 1997, the Fund incurred brokerage commissions of $25,000 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager since May 31, 1997, for portfolio transactions executed on behalf of the Fund.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended August 31, 1997 included in Directors' fees and expenses in the Statement of Operations amounted to $1,796. At August 31, 1997, the Fund had an accrued pension liability of $55,151 which is included in accrued expenses in the Statement of Assets and Liabilities.

Dean Witter Trust FSB, an affiliate of the Investment Manager and
Distributor, is the Fund's transfer agent.

5. CAPITAL STOCK+

Transactions in capital stock were as follows:

                                                         FOR THE SIX                    FOR THE YEAR
                                                        MONTHS ENDED                        ENDED
                                                       AUGUST 31, 1997                FEBRUARY 28, 1997
                                                -----------------------------   ----------------------------
                                                         (UNAUDITED)
                                                   SHARES          AMOUNT          SHARES         AMOUNT
                                                -----------    --------------   -----------   --------------
CLASS A SHARES*
Sold ........................................       549,424    $   28,627,547        --             --
Redeemed ....................................        (1,747)          (93,159)       --             --
                                                -----------    --------------   -----------   --------------
Net increase - Class A ......................       547,677        28,534,388        --             --
                                                -----------    --------------   -----------   --------------
CLASS B SHARES
Sold ........................................    28,886,877     1,425,312,937    57,912,895   $2,481,578,268
Reinvestment of dividends and distributions       4,082,737       204,476,070     7,903,656      344,605,406
Redeemed ....................................   (22,243,973)   (1,102,331,943)  (35,552,864)  (1,524,744,390)
                                                -----------    --------------   -----------   --------------
Net increase - Class B ......................    10,725,641       527,457,064    30,263,687   $1,301,439,284
                                                -----------    --------------   -----------   --------------
CLASS C SHARES*
Sold ........................................       194,615        10,324,018        --             --
Redeemed ....................................        (1,953)         (101,222)       --             --
                                                -----------    --------------   -----------   --------------
Net increase - Class C ......................       192,662        10,222,796        --             --
                                                -----------    --------------   -----------   --------------
CLASS D SHARES*
Sold ........................................        95,536         5,044,508        --             --
Redeemed ....................................      (101,625)       (5,403,606)       --             --
                                                -----------    --------------   -----------   --------------
Net decrease - Class D ......................        (6,089)         (359,098)       --             --
                                                -----------    --------------   -----------   --------------
Net increase in Fund ........................    11,459,891    $  565,855,150    30,263,687   $1,301,439,284
                                                ===========    ==============   ===========   ==============

--------------
+  On July 28, 1997, 5,779,246 shares representing $308,785,103 were transferred to Class D.

*  For the period July 28, 1997 (issue date) through August 31, 1997.

DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                          FOR THE SIX*                 FOR THE YEAR ENDED FEBRUARY 28
                                          MONTHS ENDED    ---------------------------------------------------------
                                        AUGUST 31, 1997      1997        1996**      1995       1994        1993
-------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period ..      $46.60         $39.65      $31.16      $30.86     $28.70      $27.01
                                             ------         ------      ------      ------     ------      ------
Net investment income..................        0.43           0.81        0.75        0.72       0.68        0.70
Net realized and unrealized gain ......        5.21           7.55        8.50        0.24       2.16        1.72
                                             ------         ------      ------      ------     ------      ------
Total from investment operations ......        5.64           8.36        9.25        0.96       2.84        2.42
                                             ------         ------      ------      ------     ------      ------
Less dividends and distributions from:
 Net investment income.................       (0.28)         (0.88)      (0.67)      (0.66)     (0.68)      (0.69)
 Net realized gain.....................       (0.50)         (0.53)      (0.09)       --         --         (0.04)
                                             ------         ------      ------      ------     ------      ------
Total dividends and distributions .....       (0.78)         (1.41)      (0.76)      (0.66)     (0.68)      (0.73)
                                             ------         ------      ------      ------     ------      ------
Net asset value, end of period.........      $51.46         $46.60      $39.65      $31.16     $30.86      $28.70
                                             ======         ======      ======      ======     ======      ======
TOTAL INVESTMENT RETURN+ ..............       12.14%(1)      21.37%      30.01%       3.25%      9.98%       9.13%

RATIOS TO AVERAGE NET ASSETS:

Expenses...............................        1.16%(2)       1.22%       1.31%       1.42%      1.37%       1.40%
Net investment income..................        1.72%(2)       1.95%       2.14%       2.42%      2.31%       2.67%

SUPPLEMENTAL DATA:

Net assets, end of period, in
 millions..............................     $14,509        $12,907      $9,782      $7,101     $6,712      $5,386
Portfolio turnover rate................           1%(1)          4%         10%          6%        13%          8%
Average commission rate paid...........     $0.0548        $0.0541          --          --         --          --

--------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares which were purchased prior to July 2, 1984 (and with respect to such shares, certain shares acquired through reinvestment of dividends and capital gains distributions (collectively the "Old Shares")) and shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. and its affiliate, SPS Transaction Services, Inc., have been designated Class B shares. The Old Shares and shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.

**    Year ended February 29.

 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)   Not annualized.

(2)   Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
FINANCIAL HIGHLIGHTS, continued


                                                               FOR THE PERIOD
                                                               JULY 28, 1997*
                                                                  THROUGH
                                                              AUGUST 31, 1997
-----------------------------------------------------------------------------
                                                                (UNAUDITED)
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period  ........................    $53.79
                                                                  ------
Net investment income ........................................      0.13
Net realized and unrealized loss  ............................     (2.44)
                                                                  ------
Total from investment operations  ............................     (2.31)
                                                                  ------
Net asset value, end of period ...............................    $51.48
                                                                  ======
TOTAL INVESTMENT RETURN+ .....................................     (3.65)%(1)

RATIOS TO AVERAGE NET ASSETS:

Expenses .....................................................      0.72%(2)
Net investment income ........................................      3.16%(2)

SUPPLEMENTAL DATA:

Net assets, end of period, in millions .......................       $28
Portfolio turnover rate ......................................         1%(1)
Average commission rate paid .................................   $0.0548

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period  ........................    $53.79
                                                                  ------
Net investment income ........................................      0.12
Net realized and unrealized loss  ............................     (2.46)
                                                                  ------
Total from investment operations  ............................     (2.34)
                                                                  ------
Net asset value, end of period ...............................    $51.45
                                                                  ------
TOTAL INVESTMENT RETURN+ .....................................     (3.71)%(1)

RATIOS TO AVERAGE NET ASSETS:

Expenses .....................................................      1.47%(2)
Net investment income ........................................      2.38%(2)

SUPPLEMENTAL DATA:

Net assets, end of period, in millions .......................       $10
Portfolio turnover rate ......................................         1%(1)
Average commission rate paid .................................   $0.0548

--------------
 *  The date shares were first issued.

 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1) Not annualized.

(2) Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DIVIDEND GROWTH SECURITIES INC.
FINANCIAL HIGHLIGHTS, continued


                                                               FOR THE PERIOD
                                                               JULY 28, 1997*
                                                                  THROUGH
                                                              AUGUST 31, 1997
-----------------------------------------------------------------------------
                                                                (UNAUDITED)
CLASS D SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period .........................    $53.79
                                                                  ------
Net investment income.........................................      0.17
Net realized and unrealized loss .............................     (2.47)
                                                                  ------
Total from investment operations .............................     (2.30)
                                                                  ------
Net asset value, end of period................................    $51.49
                                                                  ======
TOTAL INVESTMENT RETURN+......................................     (3.63)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses......................................................      0.46%(2)
Net investment income.........................................      3.36%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in millions .......................      $297
Portfolio turnover rate.......................................         1%(1)
Average commission rate paid..................................   $0.0548

--------------
 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.

 + Calculated based on the net asset value as of the last business day of the period.

(1) Not annualized.

(2) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

BOARD OF DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Paul D. Vance
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and directors, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



DEAN WITTER
DIVIDEND GROWTH
SECURITIES



SEMIANNUAL REPORT
AUGUST 31, 1997